Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Loss Per Share

Note 15 - Loss Per Share

Basic loss per share is computed using the weighted average number of shares outstanding. Diluted loss per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted loss per share:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Numerator:
Net loss	$(1,144,670)	$(1,686,901)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,000,001	229,000,001
Loss per share
-Basic and diluted	$(0.0050)	$(0.0074)